Stock-Based Compensation - Schedule of Classification of Stock Options Expenses (Details) - Stock Options [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	$ 511	$ 358	$ 1,496	$ 1,019
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	21	25	61	62
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	224	219	1,056	530
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	217	67	300	296
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Stock-Based Compensation [Line Items]
Total stock-based compensation -Stock Options	$ 49	$ 47	$ 79	$ 131